UNIFI Companies Logo

                                                                 5900 "O" Street
                                                               Lincoln, NE 68510
                                                                    402-467-1122

May 2, 2007

                                              Transmitted via EDGAR on 5-02-2007

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Attention: Filing Desk

RE:      The Union Central Life Insurance Company (Depositor)
         Carillon Life Account (1940 Act No. 811-09076)
         Excel Accumulator Flexible Premium Variable Universal Life Insurance Policy
         (1933 Act No. 333-116386)
         Rule 497(j) Certification

Dear Sir or Madam:

Ameritas Life Insurance Corp. provides administrative and legal services for The Union Central Life Insurance Company and its Separate Accounts (collectively referred to as "Union Central").

In lieu of filing with the Securities and Exchange Commission ("SEC") the definitive prospectus dated May 1, 2007, for Carillon Life Account ("Separate Account"), File No. 333-116386, as otherwise required by Rule 497(c) under the Securities Act of 1933, Ameritas Life Insurance Corp. on behalf of the Separate Account, hereby certifies that:

     1. The form of prospectus that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 6 to the Separate Account's registration statement for File No. 333-116386 on Form N-6 filed with the SEC May 1, 2007; and

     2. The text of Post-Effective Amendment No. 6 to the Separate Account's registration statement for File No. 333-116386 on Form N-6 has been filed electronically via EDGAR.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847.

Sincerely,

/s/ Ann D. Diers

Ann D. Diers
Director and Associate General Counsel
Ameritas Life Insurance Corp.